YieldMax Semiconductor Portfolio Option Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 86.8%		Shares	Value
Semiconductors - 86.8%(a)
ACM Research, Inc. - Class A (b)(c)(d)		116,719	$4,839,170
Advanced Micro Devices, Inc. (b)(c)(d)		25,359	6,494,947
Analog Devices, Inc. (c)(d)		16,017	3,750,060
Applied Materials, Inc. (c)(d)		17,840	4,158,504
ASML Holding NV (c)(d)		3,764	3,986,942
Broadcom, Inc. (c)(d)		88	32,527
Intel Corp. (b)(c)(d)		120,557	4,821,074
KLA Corp. (c)(d)		4,409	5,329,335
Lam Research Corp. (c)(d)		44,945	7,077,040
Lattice Semiconductor Corp. (b)(c)(d)		51,802	3,779,474
Marvell Technology, Inc. (c)(d)		42,421	3,976,545
Microchip Technology, Inc. (c)(d)		53,984	3,369,681
Micron Technology, Inc. (c)(d)		30,711	6,872,200
Monolithic Power Systems, Inc. (c)(d)		4,127	4,147,635
NVIDIA Corp. (c)(d)		62,238	12,602,573
NXP Semiconductors NV (c)(d)		13,451	2,812,873
ON Semiconductor Corp. (b)(c)(d)		65,644	3,287,452
QUALCOMM, Inc. (c)(d)		30,606	5,536,625
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)(d)		16,372	4,918,640
Texas Instruments, Inc. (c)(d)		18,502	2,987,333
TOTAL COMMON STOCKS (Cost $78,321,448)			94,780,630

PURCHASED OPTIONS - 2.7% (b)	Notional Amount	Contracts
Call Options - 2.7% (c)(e)(f)
ACM Research, Inc., Expiration: 11/21/2025; Exercise Price: $50.00	$4,838,382	1,167	107,947
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $270.00	6,479,836	253	158,757
Analog Devices, Inc., Expiration: 11/07/2025; Exercise Price: $247.50	3,746,080	160	12,400
Applied Materials, Inc., Expiration: 11/07/2025; Exercise Price: $242.50	4,149,180	178	35,066
ASML Holding NV, Expiration: 11/07/2025; Exercise Price: $1,150.00	3,919,151	37	7,308
Broadcom, Inc.
Expiration: 11/07/2025; Exercise Price: $320.00	14,193,792	384	1,959,360
Expiration: 11/07/2025; Exercise Price: $382.50	14,193,792	384	166,080
Intel Corp., Expiration: 11/07/2025; Exercise Price: $45.00	4,818,795	1,205	33,740
Lam Research Corp., Expiration: 11/07/2025; Exercise Price: $170.00	7,069,954	449	25,144
Lattice Semiconductor Corp., Expiration: 11/21/2025; Exercise Price: $85.00	3,779,328	518	76,405
Marvell Technology, Inc., Expiration: 11/07/2025; Exercise Price: $105.00	3,974,576	424	14,416
Micron Technology, Inc., Expiration: 11/14/2025; Exercise Price: $245.00	6,869,739	307	128,173
NVIDIA Corp., Expiration: 11/07/2025; Exercise Price: $215.00	12,594,878	622	46,028
NXP Semiconductors NV, Expiration: 11/07/2025; Exercise Price: $225.00	2,802,208	134	14,070
ON Semiconductor Corp., Expiration: 11/07/2025; Exercise Price: $57.00	3,285,248	656	71,176
QUALCOMM, Inc.
Expiration: 11/07/2025; Exercise Price: $190.00	4,612,950	255	77,265
Expiration: 11/07/2025; Exercise Price: $197.50	922,590	51	8,236
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/07/2025; Exercise Price: $312.50	4,897,009	163	31,867
Texas Instruments, Inc., Expiration: 11/07/2025; Exercise Price: $167.50	2,987,010	185	19,055
TOTAL PURCHASED OPTIONS (Cost $3,624,377)			2,992,493

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 13.1%		Shares
First American Government Obligations Fund - Class X, 4.03% (d)(g)		14,264,378	14,264,378
TOTAL MONEY MARKET FUNDS (Cost $14,264,378)			14,264,378

TOTAL INVESTMENTS - 102.6% (Cost $96,210,203)			112,037,501
Liabilities in Excess of Other Assets - (2.6)%			(2,846,207)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$109,191,294
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $90,175,193.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Semiconductor Portfolio Option Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.4)%	Notional Amount	Contracts	Value
Call Options - (2.4)%(a)(b)
ACM Research, Inc., Expiration: 11/21/2025; Exercise Price: $44.00	$(4,838,382)	(1,167)	$(288,833)
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $265.00	(6,479,836)	(253)	(201,135)
Analog Devices, Inc., Expiration: 11/07/2025; Exercise Price: $240.00	(3,746,080)	(160)	(44,400)
Applied Materials, Inc., Expiration: 11/07/2025; Exercise Price: $235.00	(4,149,180)	(178)	(80,545)
ASML Holding NV, Expiration: 11/07/2025; Exercise Price: $1,110.00	(3,919,151)	(37)	(23,125)
Broadcom, Inc., Expiration: 11/07/2025; Exercise Price: $370.00	(14,193,792)	(384)	(347,520)
Intel Corp., Expiration: 11/07/2025; Exercise Price: $41.50	(4,818,795)	(1,205)	(92,183)
KLA Corp., Expiration: 11/21/2025; Exercise Price: $1,180.00	(5,318,456)	(44)	(302,500)
Lam Research Corp., Expiration: 11/07/2025; Exercise Price: $165.00	(7,069,954)	(449)	(69,819)
Lattice Semiconductor Corp., Expiration: 11/21/2025; Exercise Price: $75.00	(3,779,328)	(518)	(212,380)
Marvell Technology, Inc., Expiration: 11/07/2025; Exercise Price: $101.00	(3,974,576)	(424)	(36,888)
Microchip Technology, Inc., Expiration: 11/07/2025; Exercise Price: $73.00	(3,364,438)	(539)	(20,212)
Micron Technology, Inc., Expiration: 11/14/2025; Exercise Price: $230.00	(6,869,739)	(307)	(269,392)
Monolithic Power Systems, Inc., Expiration: 11/21/2025; Exercise Price: $1,100.00	(4,120,500)	(41)	(64,575)
NVIDIA Corp., Expiration: 11/07/2025; Exercise Price: $207.50	(12,594,878)	(622)	(146,792)
NXP Semiconductors NV, Expiration: 11/07/2025; Exercise Price: $215.00	(2,802,208)	(134)	(38,860)
ON Semiconductor Corp., Expiration: 11/07/2025; Exercise Price: $55.00	(3,285,248)	(656)	(98,072)
QUALCOMM, Inc.
Expiration: 11/07/2025; Exercise Price: $185.00	(4,612,950)	(255)	(117,300)
Expiration: 11/07/2025; Exercise Price: $187.50	(922,590)	(51)	(19,253)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/07/2025; Exercise Price: $302.50	(4,897,009)	(163)	(87,205)
Texas Instruments, Inc., Expiration: 11/07/2025; Exercise Price: $162.50	(2,987,010)	(185)	(48,285)
TOTAL WRITTEN OPTIONS (Premiums received $2,819,791)			$(2,609,274)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

YieldMax Semiconductor Portfolio Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$94,780,630	$–	$–	$94,780,630
Purchased Options	–	2,992,493	–	2,992,493
Money Market Funds	14,264,378	–	–	14,264,378
Total Investments	$109,045,008	$2,992,493	$–	$112,037,501

Liabilities:
Investments:
Written Options	$–	$(2,609,274)	$–	$(2,609,274)
Total Investments	$–	$(2,609,274)	$–	$(2,609,274)

Refer to the Schedule of Investments for further disaggregation of investment categories.